Subsequent events	12 Months Ended
Dec. 31, 2021
Subsequent event [Abstract]
Subsequent Events

Note 39 ─ Subsequent events

Accelerated Share Repurchase Transaction

On February 28, 2022, the Corporation entered into an accelerated share repurchase transaction of $400 million with respect to its common stock, which will be accounted for as a treasury stock transaction. Accordingly, as a result of the receipt of the initial shares, the Corporation will recognize in shareholders’ equity approximately $320 million in treasury stock and $80 million as a reduction of capital surplus. The Corporation expects to further adjust its treasury stock and capital surplus accounts to reflect the delivery or receipt of cash or shares upon the termination of the ASR agreement, which will depend on the average price of the Corporation’s shares during the term of the ASR, less a discount. The final settlement of the ASR is expected to occur no later than the third quarter of 2022.

Entry into Asset Purchase Agreement with Evertec; Renegotiation and Extension of Commercial Agreements

On February 24, 2022, the Corporation and BPPR, entered into an Asset Purchase Agreement (the “Purchase Agreement”), dated as of February 24, 2022, with EVERTEC and Evertec Group, LLC, a wholly owned subsidiary of EVERTEC (“EVERTEC Group”), pursuant to which BPPR will purchase from EVERTEC Group certain information technology and related assets currently used by EVERTEC to service certain of BPPR’s key channels (the “Acquired Assets”) under the Amended and Restated Master Service Agreement (the “MSA”), dated September 30, 2010, among Popular, BPPR and EVERTEC. In connection with the purchase of the Acquired Assets, BPPR will assume certain liabilities relating to the Acquired Assets (together with the purchase of the Acquired Assets, the “Transaction”). The Transaction is expected to close on or about June 30, 2022, subject to the satisfaction of certain closing conditions.

In connection with the consummation of the Transaction (the “Closing”), Popular or BPPR will transfer to EVERTEC Group, as consideration for the Transaction, shares of EVERTEC’s common stock (“EVERTEC Common Stock”) having an aggregate value equal to $197 million, subject to certain purchase price adjustments, calculated on the basis that each share of EVERTEC Common Stock is valued at $42.84 per share. As a result of this transfer, Popular expects that its percentage ownership of the outstanding shares of EVERTEC Common Stock will be reduced from its current level, which is approximately 16.2%, to approximately 10.5% immediately following the Closing.

In connection with the Closing, Popular and BPPR will also enter with EVERTEC into, among other commercial agreements, a Second Amended and Restated Master Services Agreement (the “Second A&R MSA”), pursuant to which EVERTEC Group will continue to provide various key information technology and various transaction processing services to Popular, BPPR and their respective subsidiaries, which services are provided under the currently effective MSA.

Under the Second A&R MSA, Popular and BPPR would no longer be subject to exclusivity provisions under the currently effective MSA that require Popular and BPPR to obtain certain services from EVERTEC Group, nor will they be subject to rights of first refusal that EVERTEC Group currently has under the currently effective MSA with respect to certain technology projects. In connection with the elimination of exclusivity provisions under the currently effective MSA, EVERTEC Group will be entitled to receive monthly payments from Popular and BPPR to the extent that EVERTEC Group’s revenues under the Second A&R MSA fall below certain agreed minimum amounts on an annualized basis (each, an “Annual Minimum”). The Annual Minimum will equal (i) $170 million for each one-year period from the effective date of the Second A&R MSA through September 30, 2025; (ii) $165 million for each one-year period from October 1, 2025 through September 30, 2026; and (iii) $160 million for each one-year period from October 1, 2026 through September 30, 2028 (in each case, pro-rated for any partial one-year period).

Under the currently effective MSA, EVERTEC Group is entitled to increase annually the fees charged under the MSA based on the annual increases in the Consumer Price Index (the “Annual MSA CPI Escalation”), subject to an annual cap of 5%. At the Closing, the Annual MSA CPI Escalation that became effective as of October 1, 2021 will be retroactively eliminated, and BPPR will receive a credit against fees payable under the Second A&R MSA equal to the amount by which the fees paid by BPPR for the period from October 1, 2021 through the Closing were increased as a result of the most recent Annual MSA CPI Escalation. Additionally, the cap on the Annual MSA CPI Escalation will be reduced relative to the currently effective MSA and will be capped (i) at 1.5% for each one-year period beginning on the effective date of the Second A&R MSA through September 30, 2025, and (ii) at 2% for each one-year period from October 1, 2025 through September 30, 2028 (or if lower, at the percentage by which the CPI increase during the prior one-year period exceeded 2%). In addition, beginning in October 2025, BPPR will receive a 10% fee discount for services provided under the Second A&R MSA.

At the Closing, EVERTEC and Popular will also enter into a Registration Rights and Sell-Down Agreement (the “Registration Rights Agreement”) pursuant to which Popular may sell to third parties during the 90-day period following the Closing (the “Sell-Down Period”) a sufficient number of its shares of EVERTEC Common Stock so as to reduce Popular’s ownership of shares of EVERTEC Common Stock to no more than 4.99% of the total number of shares of EVERTEC Common Stock issued and outstanding. At the end of the Sell-Down Period, if there are any shares of EVERTEC Common Stock beneficially owned, owned of record or controlled by Popular in excess of 4.5% of the total number of shares of EVERTEC Common Stock issued and outstanding (“Excess Common Stock”), EVERTEC shall cause all the shares of Excess Common Stock to be exchanged for shares of EVERTEC non-voting preferred stock (the “Non-Voting Preferred Stock”, and such conversion, the “Share Conversion”). Following the Share Conversion, if Popular at any point would beneficially own, own of record or control shares of Excess Common Stock, EVERTEC shall cause all such Excess Common Stock to be exchanged for Non-Voting Preferred Stock. The Non-Voting Preferred Stock will have identical rights and privileges as EVERTEC Common Stock, except that the Non-Voting Preferred Stock will be non-voting other than limited protective voting rights and will automatically convert into shares of EVERTEC Common Stock in the hands of a transferee after a transfer (i) in a widespread public distribution, (ii) to EVERTEC, (iii) in which no transferee (or group of associated transferees) would receive 2% or more of the outstanding securities of any class of voting securities of EVERTEC or (iv) to a transferee that would control more than 50% of every class of voting securities of EVERTEC without any such transfer.

The Registration Rights Agreement contains customary registration rights with respect to the shares of EVERTEC Common Stock and Non-Voting Preferred Stock held by Popular, including customary indemnification provisions, similar to the registration rights provided for in the Stockholder Agreement (the “Stockholder Agreement”), dated April 17, 2012, among Carib Latam Holdings, Inc., and each of the holders of Carib Latam Holdings, Inc., as amended on March 27, 2013, June 30, 2013 and November 13, 2013. Under the Stockholder Agreement, which will be terminated at Closing, Popular is currently entitled to, among other things, (1) nominate two directors for election to EVERTEC’s board of directors, (2) limited pre-emptive rights and (3) various registration rights with respect to EVERTEC Common Stock.

At the Closing, certain other commercial agreements will be entered into by and between Popular or BPPR (or both) and EVERTEC or EVERTEC Group, Inc., including (i) a Second Amended and Restated Independent Sales Organization Sponsorship and Services Agreement, pursuant to which BPPR will continue to sponsor EVERTEC Group as an independent sales organization with various credit card associations and will receive revenue sharing on a percentage of the net revenues of EVERTEC Group’s merchant acquiring business and person-to-business merchant services business, for an initial term commencing on the date of the Closing and ending on December 31, 2035 (a ten-year extension of the term of the currently effective agreement), and (ii) a Second Amended and Restated ATH Network Participation Agreement, pursuant to which BPPR will continue to be required to issue ATH-branded debit cards and may issue dual-branded debit cards having certain enhanced functionalities and will continue to have the ability to access the ATH Network and BPPR’s customers will continue to be able to access EVERTEC Group’s ATH Movil person-to-person and person-to-business services, for an initial term commencing on the date of the Closing and ending on September 30, 2030 (a five-year extension of the term of the currently effective agreement).